Investments (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in other entities

	December 31, 2017	December 31, 2016
Investment in Synergy JVCo (note 4)	$676	$1,185
Other	5	6
	$681	$1,191

Investment in Synergy JVCo	December 31, 2017	December 31, 2016
Beginning balance	$1,185	$—
Capital contribution to JV	—	1,005
Incorporation costs	—	180
Adjustment for actual cash contributed to JV	(34)	—
Elimination of 10% profit on MEAs not yet sold or consumed	(676)	—
Equity in earnings for 2017	201	—
	$676	$1,185